UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08403

ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

ABIF—Global Real Estate Investment

Institutional Fund

Portfolio of Investments

July 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS—97.3%
Equity:Other—46.1%
Diversified/Specialty—40.8%
Alexandria Real Estate Equities, Inc.	134,100	$13,847,166
BioMed Realty Trust, Inc.	358,403	9,246,797
British Land Co. PLC	1,000,600	13,840,893
Canadian Real Estate Investment Trust	479,480	13,579,687
DB RREEF Trust	16,704,016	21,807,160
Digital Realty Trust, Inc.	434,075	18,626,158
Entertainment Properties Trust	354,200	18,999,288
Forest City Enterprises, Inc.-Class A	154,800	4,035,636
Hang Lung Properties Ltd.	9,221,000	28,963,346
Henderson Land Development Co., Ltd.	3,733,000	23,106,868
Kerry Properties Ltd.	5,534,146	29,227,228
Land Securities Group PLC	869,012	22,111,766
Lend Lease Corp. Ltd.	2,683,700	25,166,843
Mitsubishi Estate Co., Ltd.	1,314,000	31,646,707
Mitsui Fudosan Co., Ltd.	1,628,000	36,832,014
Morguard Real Estate Investment Trust	555,400	7,181,499
New World Development Co., Ltd.	11,039,275	20,580,160
Plum Creek Timber Co., Inc. (REIT)	194,200	9,461,424
Rayonier, Inc.	256,475	11,982,512
Sumitomo Realty & Development	313,000	6,445,515
Sun Hung Kai Properties Ltd.	3,342,000	49,564,593
Tokyu Land Corp.	1,081,000	5,417,080
Unibail	239,745	53,634,355
Unibail-Rodamco	11,914	2,668,599
Vornado Realty Trust	240,652	22,878,786
Wereldhave NV	83,600	8,974,156

		509,826,236

Health Care—4.6%
Health Care REIT, Inc.	412,900	20,591,323
Nationwide Health Properties, Inc.	420,800	15,615,888
Omega Healthcare Investors, Inc.	543,700	9,389,699
Ventas, Inc.	274,400	12,309,584

		57,906,494

Triple Net—0.7%
Macquarie Infrastructure Group	1,155,000	2,775,694
National Retail Properties, Inc.	311,178	6,578,303

		9,353,997

		577,086,727

Retail—20.0%
Regional Mall—8.5%
CBL & Associates Properties, Inc.	191,500	3,718,930
General Growth Properties, Inc.	430,480	11,799,457
Simon Property Group, Inc.	503,800	46,666,994
Taubman Centers, Inc.	250,535	12,025,680
Westfield Group	2,136,179	32,239,215

		106,450,276

Shopping Center/Other Retail—11.5%
CapitaMall Trust	8,734,000	18,993,135
Citycon Oyj	1,907,488	7,276,142
Corio NV	80,500	6,197,307
Federal Realty Investment Trust	93,200	6,767,252
Hammerson PLC	372,263	7,038,419
Kimco Realty Corp.	349,900	12,347,971
Klepierre	815,582	33,011,938
Liberty International PLC	363,500	6,711,409
Macquarie CountryWide Trust	4,356,400	3,620,459
Mercialys SA	148,800	6,769,218
New World Department Store China Ltd. (a)	67,021	53,811
Primaris Retail Real Estate Investment Trust	521,679	8,661,109
Regency Centers Corp.	99,200	5,902,400
RioCan Real Estate Investment Trust (UIT)	328,376	6,381,837
Tanger Factory Outlet Centers	338,700	12,647,058
Westfield Group-New (a)	62,844	962,800

		143,342,265

		249,792,541

Office—15.1%
Office—15.1%
Allied Properties Real Estate Investment Trust	505,034	9,790,444
Boston Properties, Inc.	188,300	18,112,577
Brookfield Properties Corp.	832,440	15,716,467
Castellum AB	1,568,900	15,626,788
Cominar Real Estate Investment Trust	379,381	7,910,332
Derwent Valley Holdings PLC	206,321	4,471,177
Dundee Real Estate Investment Trust	238,800	7,626,115
Great Portland Estates PLC	1,195,665	8,021,234
Hufvudstaden AB-Class A	653,500	5,935,561
ING Office Fund	9,234,600	12,437,862
Japan Real Estate Investment Corp.-Class A	1,627	16,679,256
Nippon Building Fund, Inc.-Class A	1,060	12,514,152

Nomura Real Estate Office Fund, Inc.-Class A	617	4,605,754
Norwegian Property ASA	1,391,350	5,674,046
NTT Urban Development Corp.	25,475	35,131,733
SL Green Realty Corp.	96,300	8,025,642

		188,279,140

Residential—7.0%
Multi-Family—5.4%
Apartment Investment & Management Co.-Class A	394,793	13,490,077
Boardwalk Real Estate Investment Trust	164,914	6,316,643
Equity Residential	381,500	16,469,355
Essex Property Trust, Inc.	65,714	7,974,394
Home Properties, Inc.	169,076	9,302,562
Mid-America Apartment Communities, Inc.	109,100	6,269,977
UDR, Inc.	276,600	7,064,364

		66,887,372

Self Storage—1.6%
Extra Space Storage, Inc.	376,500	5,335,005
Public Storage	185,150	15,161,933

		20,496,938

		87,384,310

Industrials—4.5%
Industrial Warehouse Distribution—4.5%
Ascendas Real Estate Investment Trust	11,630,000	19,346,370
Prologis	685,663	33,515,207
Segro PLC	461,714	3,723,712

		56,585,289

Lodging—3.7%
Lodging—3.7%
Ashford Hospitality Trust, Inc.	1,009,200	4,006,524
DiamondRock Hospitality Co.	849,500	7,832,390
Fonciere Des Murs	249,709	8,912,472
Host Hotels & Resorts, Inc.	663,715	8,701,304
Marriott International, Inc.-Class A	205,400	5,321,914
Strategic Hotels & Resorts, Inc.	446,600	3,523,674
Sunstone Hotel Investors, Inc.	620,443	8,028,532

		46,326,810

Financials—0.9%
Health Care—0.9%
HCP, Inc.	297,344	10,725,198

Total Common Stocks (cost $1,371,544,283)		1,216,180,015

SHORT-TERM INVESTMENTS—1.6%
Investment Companies—1.6%
AllianceBernstein Fixed-Income Shares, Inc.—Government STIF Portfolio (b) (cost $20,307,628)	20,307,628	20,307,628

Total Investments—98.9%
(cost $1,391,851,911)		1,236,487,643
Other assets less liabilities—1.1%		14,367,528

Net Assets—100.0%		$1,250,855,171

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3(a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3(a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Funds, Inc.

By:  /s/    Marc O. Mayer

        Marc O. Mayer

        President

Date: September 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/    Marc O. Mayer

        Marc O. Mayer

        President

Date: September 3, 2008

By:  /s/    Joseph J. Mantineo

        Joseph J. Mantineo

        Treasurer and Chief Financial Officer

Date: September 3, 2008